Equity shares (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity shares
Equity shares
Held-for-trading		£ 7
Designated as at fair value through profit or loss	£ 34	43
Available-for-sale	9	37
Total financial assets	43	87
Gross unrealised gains	1	6
Listed
Equity shares
Designated as at fair value through profit or loss	3	3
Available-for-sale		5
Total financial assets	3	8
Gross unrealised gains		3
Unlisted
Equity shares
Held-for-trading		7
Designated as at fair value through profit or loss	31	40
Available-for-sale	9	32
Total financial assets	40	79
Gross unrealised gains	1	3
Continuing operations
Equity shares
Gross unrealised gains	435	26
Gross unrealised losses	0	1
Dividends received	0	1
Discontinued Operations
Equity shares
Gross unrealised gains	0	0
Gross unrealised losses	0	6
Dividends received	4	7
Bank
Equity shares
Dividends received	3,900
Bank | Equity shares
Equity shares
Held-for-trading		7
Available-for-sale	7	4
Total financial assets	7	11
Gross unrealised gains		1
Bank | Unlisted
Equity shares
Held-for-trading		7
Available-for-sale	7	4
Total financial assets	£ 7	11
Gross unrealised gains		£ 1